Note 17 - Regulatory Capital (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Capital Conservation Buffer		1.25%
Scenario, Forecast [Member]
Capital Conservation Buffer	2.50%